DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amounts (Details) - Dec. 31, 2024 € in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Billions	USD ($)	EUR (€)	GBP (£)	SEK (kr)	CLP ($)
Foreign currency forward contracts
Derivative [Line Items]
Notional amount	$ 35.2	€ 299.8	£ 10.2	kr 106.8	$ 19.7
Interest rate swap contract
Derivative [Line Items]
Notional amount	$ 695.0